August 17, 2012

Supplement

SUPPLEMENT DATED AUGUST 17, 2012 TO THE PROSPECTUS OF
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
Dated December 30, 2011

Effective December 31, 2012, Walter B. Riddell will retire from his position as portfolio manager of the Fund. As a result, effective December 31, 2012, all references to Mr. Riddell are hereby deleted from the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

IVQSPT4 8/12

August 17, 2012

Supplement

SUPPLEMENT DATED AUGUST 17, 2012 TO THE STATEMENT OF
ADDITIONAL INFORMATION OF
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
Dated December 30, 2011

Effective December 31, 2012, Walter B. Riddell will retire from his position as portfolio manager of the Fund. As a result, effective December 31, 2012, all references to Mr. Riddell are hereby deleted from the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.